OLD DOMINION INVESTORS' TRUST, INC.
                                110 BANK STREET
                            SUFFOLK, VIRGINIA 23434
                               PHONE 757-539-2396

                                   Custodian
                                    UMB BANK
                                928 Grand Avenue
                          Kansas City, Missouri 64141

                                    Counsel
                               KAUFMAN & CANOLES
                              Nations Bank Center
                                 P.O. Box 3037
                               Norfolk, VA 23574

                                    Auditors
                        BRIGGS, BUNTING & DOUGHERTY, LLP
                                Two Logan Square
                                   Suite 2121
                     Philadelphia, Pennsylvania 19103-4901

                              Manager, Underwriter
                       INVESTORS' SECURITY COMPANY, INC.
                                110 Bank Street
                            Suffolk, Virginia 23434
                             Phone: (757) 539-2396

                                 Transfer Agent
                               FPS SERVICES, INC.
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                             Phone: (610) 239-4500




                       OLD DOMINION INVESTORS TRUST, INC.
                            A mutual fund since 1951




                                 ANNUAL REPORT
                                AUGUST 31, 1997

REPORT TO STOCKHOLDERS

TO THE STOCKHOLDERS:

     The Annual Report of Old Dominion Investors' Trust, Inc. covers the 12 month period of our year from September 1, 1996 through August 31, 1997. The Fund ended its fiscal year on a positive note. The Fund had a total return of 22.3% for the 12 month period after deducting a 4% sales charge.

     There were no factors, strategies, or techniques that materially affected the Fund over the past year. Management continued to purchase good quality blue chip stocks listed on the New York Stock Exchange. All securities that are purchased for the Fund must have paid continuous dividends for at least 10 years. We believe this gives the Fund additional stability.

     We focus on buying and adding stocks of companies with average dividend yields and good prospects for improving earnings. We will purchase some stocks that have a disappointing earnings quarter but only where such earnings disappointment is considered temporary and the current dividend is considered safe. This allows us to take advantage of the lower price and resulting higher yield.

     The Fund, through August 31, 1997, received $105,888 from expired call options ($.30 per share). This income is distributed to stockholders in the form of cash distributions. We will continue to sell options on portfolio securities as market conditions warrant. Management believes this is a good strategy to achieve above average income. Otherwise, high yields are just not to be found in many stocks.

     The Fund will continue to seek out attractive investments that sell at reasonable prices in relation to earnings.

                                  Sincerely yours,
                                  Cabell B. Birdsong
                                  President, Investors Security Co., Inc.
                                  Investment Advisor and Manager

                                  James F. Hope
                                  President, Old Dominion Investors
                                  Trust

September 17, 1997

  Comparison of the Change in a $10,000 Investment in Old Dominion Investors'
         Trust and the Standard & Poors 500 Index as of August 31, 1997


                                    [GRAPH]


         Average Annual Returns for the periods ended August 31, 1997*

                 1 Year   5 Year   10 Year
                 22.35%   14.03%    8.32%

        * Average annual return for the Fund assumes the purchase of shares at the maximum offering price and the deduction of all fees and expenses

Values at August 31,             1987    1988     1989     1990     1991     1992     1993     1994     1995     1996     1997
Old Dominion Investors' Trust  $ 9,600  $7,984  $10,083  $ 8,684  $10,515  $11,072  $12,204  $12,926  $15,264  $17,449  $22,237
Standard & Poors 500 Index     $10,000  $8,222  $11,448  $10,876  $13,803  $14,898  $17,167  $18,106  $21,990  $26,106  $34,805

Performance and data represent past performance. Investment return and principal value of an investment in the Fund will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost.

OLD DOMINION INVESTORS' TRUST, INC.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997

SHARES                    COMMON STOCKS: 82.5%                       VALUE
------                                                             ----------
                           AUTOMOBILES: 1.9%
5,000    Chrysler Corp.                                            $  175,625
                                                                   ----------
                   AUTOMOTIVE PARTS & SUPPLIES: 3.7%
5,700    Goodyear Tire & Rubber Company                               351,263
                                                                   ----------
                        BUILDING PRODUCTS: 3.6%
5,000    Armstrong World Industries Inc.                              342,187
                                                                   ----------
                            CHEMICALS: 6.3%
1,700    Dow Chemical Co.                                             150,450
6,000    DuPont E.I. DeNemours & Co.                                  373,875
1,500    Union Carbide Corp.                                           76,969
                                                                   ----------
         Total                                                        601,294
                                                                   ----------
                          COMMUNICATIONS: 9.3%
10,500   AT&T Corp.                                                   409,500
8,700    GTE Corp.                                                    387,694
1,536    SBC Communications Inc.                                       83,520
                                                                   ----------
         Total                                                        880,714
                                                                   ----------
                   CONSUMER GOODS AND SERVICES: 10.5%
5,500    American Home Products Corp.                                 396,000
2,600    Bristol-Myers Squibb Co.                                     197,600
5,000    Colgate-Palmolive Co.                                        313,750
1,400    Eastman Kodak Co.                                             91,525
                                                                   ----------
         Total                                                        998,875
                                                                   ----------
                         ENERGY PRODUCTS: 14.2%
5,000    Atlantic Richfield Co.                                       375,000
6,000    Exxon Corp.                                                  367,125
5,400    Mobil Corp.                                                  392,850
1,800    Texaco Inc.                                                  207,450
                                                                   ----------
         Total                                                      1,342,425
                                                                   ----------
                         ENERGY SERVICES: 2.7%
5,500    Williams Companies Inc.                                      256,094
                                                                   ----------
                       FINANCIAL SERVICES: 14.5%
3,000    Bankers Trust NY Corp.                                       311,250
3,800    Chase Manhattan Corp.                                        422,512
4,000    Fleet Financial Group Inc.                                   257,750
6,400    Nations Bank Corp.                                           380,000
                                                                   ----------
         Total                                                      1,371,512
                                                                   ----------
                     INDUSTRIAL MANUFACTURING: 5.0%
6,500    Cooper Industries Inc.                                       346,531
2,000    PPG Industries Inc.                                          126,000
                                                                   ----------
                                                                      472,531
                                                                   ----------

OLD DOMINION INVESTORS' TRUST, INC.

AUGUST 31, 1997

SHARES                    COMMON STOCKS: 82.5%                       VALUE
------                                                             ----------

                                 INSURANCE: .9%
  900    Aetna Life & Casualty Co.                                     85,894
                                                                   ----------
                       NEWSPAPER PUBLISHING: 1.1%
2,000    Knight Ridder Inc.                                           101,250
                                                                   ----------
                         OFFICE EQUIPMENT: 2.4%
3,000    Xerox Corp.                                                  226,500
                                                                   ----------
                          TRANSPORTATION: 6.4%
4,000    CSX Corp.                                                    228,750
3,900    Norfolk Southern Corp.                                       382,200
                                                                   ----------
                                                                      610,950
                                                                   ----------
         Total common stocks (Cost $6,781,590)                      7,817,114
                                                                   ----------

PRINCIPAL                 REPURCHASE AGREEMENT: 15.8%
----------
$1,500,000   United Missouri Bank, 5.15%, Dated 8/29/97, Due
               9/5/97, Repurchase price $1,501,502 (collateralized
               by U.S. Treasury Notes, 5.625%, Due 1/31/98, Market
               Value $1,537,409, including accrued interest.)
               (Cost $1,500,000)                                        1,500,000
                                                                       ----------

           Total Investments in Securities (Cost $8,281,590)*
             (Notes 1A and 2)                                         98.3%     9,317,114
           Cash and Other Assets in Excess of Liabilities -- Net       1.7%       161,362
                                                                     -----     ----------
           Total Net Assets                                          100.0%    $9,478,476
                                                                     -----     ----------
                                                                     -----     ----------

* Cost for federal income tax purposes is $8,281,590 and net unrealized appreciation consists of:

         Gross Unrealized Appreciation                                       $1,066,833
         Gross Unrealized Depreciation                                          (31,309)
                                                                             ----------
         Net Unrealized Appreciation                                         $1,035,524
                                                                             ----------
                                                                             ----------

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.

SCHEDULE OF OPTION CONTRACTS WRITTEN
AUGUST 31, 1997

NUMBER OF
CONTRACTS                                                              VALUE
---------                                                             -------
                            COVERED CALL OPTIONS:
    9       Aetna Life and Casualty Co., September $115               $   113
   10       American Home Products, October $70                         4,625
   15       American Home Products, October $80                         1,312
   30       Armstrong World Industries, December $80                    2,062
   10       Atlantic Richfield, October $80                             1,000
   20       Atlantic Richfield, January $80                             4,500
   40       AT&T Corp., January $45                                     3,500
   13       Bristol-Myers Squibb Co., September $90                       162
   20       Chase Manhattan Corp., September $115                       2,750
   20       Colgate-Palmolive, November $75                             1,375
   30       Cooper Industries, October $55                              3,187
   10       CSX Corp., November $60                                     1,562
   10       CSX Corp., November $65                                       625
   10       Dow Chemical Co., September $95                               375
   30       DuPont E.I. DeNemours & Co., October $70                    2,250
    7       Eastman Kodak, January $75                                  1,225
   20       Exxon Corp., October $65                                    2,375
   10       Exxon Corp., October $70                                      375
   20       Fleet Financial Group, January $70                          3,375
   10       Goodyear Tire & Rubber, October $60                         3,563
   10       Goodyear Tire & Rubber, January $70                         1,000
   20       GTE Corp., September $50                                      125
   20       GTE Corp., December $50                                     1,250
   10       Knight Ridder Inc., October $55                               750
   25       Mobil Corp., November $80                                   2,500
   10       Nations Bank Corp., November $75                              375
   15       Nations Bank Corp., January $75                             1,219
   10       Norfolk Southern Corp., September $100                      2,438
   10       Norfolk Southern Corp., September $115                        125
   10       PPG Industries, January $70                                 1,250
   10       SBC Communications, September $60                              94
   10       Texaco Inc., October $125                                   1,500
   10       Union Carbide, September $55                                  188
   15       Williams Companies, November $50                            1,875
   10       Xerox Corp., September $85                                    250
                                                                      -------
            Total (premiums received $72,412)(Notes 1A, 1D and 3)     $55,250
                                                                      -------
                                                                      -------

                                 PUT OPTIONS:
   10       American Home Products, October $80                         8,500
   14       Armstrong World Industries, September $70                   3,413
   10       Chase Manhattan Corp., September $100                         281
   30       Chrysler Corp., October $35                                 3,563
   10       DuPont E.I. DeNemours & Co., October $60                    1,375
   10       Norfolk Southern Corp., September $100                      4,312
   15       PPG Industries, September $65                               3,656
   10       Texaco Inc., October $110                                   2,063
   20       Williams Companies, November $45                            2,875
                                                                      -------
            Total (premiums received $32,039)(Notes 1A, 1D and 3)     $30,038
                                                                      -------
                                                                      -------

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997

ASSETS
  Investments in securities, at value (identified cost $8,281,590) (Notes 1A
    and 2)                                                                         $9,317,114
  Cash                                                                                343,090
  Dividends and interest receivable                                                    30,746
  Prepaid expenses                                                                     14,523
                                                                                   ----------
      Total assets                                                                  9,705,473
                                                                                   ----------

LIABILITIES
  Payable for:
    Securities purchased                                                              113,856
    Capital stock redeemed                                                              2,165
  Call options written, at value (premiums received $72,412) (Note 3)                  55,250
  Put options written, at value (premiums received $32,039) (Note 3)                   30,038
  Accrued expenses                                                                     25,688
                                                                                   ----------
      Total liabilities                                                               226,997
                                                                                   ----------

NET ASSETS
  (Applicable to 353,500 shares of capital stock outstanding; 500,000 shares of
    $12.50 par value authorized)                                                   $9,478,476
                                                                                   ----------
                                                                                   ----------
Computation of offering price:
  Net asset value and redemption price per share ($9,478,476 # 353,500 shares)     $    26.81
                                                                                   ----------
                                                                                   ----------
  Offering price per share (100/96 of net asset value)*                            $    27.93
                                                                                   ----------
                                                                                   ----------
* On investments of $100,000 or more the offering price is reduced.

Net assets consist of:
  Paid-in capital                                                                  $7,602,806
  Undistributed net investment income                                                  32,654
  Undistributed net realized gain on investments                                      788,329
  Net unrealized appreciation of investments                                        1,054,687
                                                                                   ----------
                                                                                   $9,478,476
                                                                                   ----------
                                                                                   ----------

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.

STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1997

INVESTMENT INCOME
  Income
    Dividends                                               $  227,295
    Interest                                                    33,466
                                                            ----------
      Total income                                             260,761
                                                            ----------

  Expenses
    Investment management fee (Note 4)                          42,835
    Professional fees                                           12,500
    Insurance expense                                           16,416
    Printing shareholder reports                                 9,685
    Directors' fees                                             10,260
    Distribution expenses                                        7,966
                                                            ----------
      Total expenses                                            99,662
                                                            ----------
NET INVESTMENT INCOME                                          161,099
                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on option contracts written                105,888
  Net realized gain on investments                           1,011,506
  Net change in unrealized appreciation of investments
    and option contracts written                               774,110
                                                            ----------
NET GAIN ON INVESTMENTS                                      1,891,504
                                                            ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $2,052,603
                                                            ----------
                                                            ----------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31,

                                                                                     1997           1996
                                                                                  ----------     ----------

OPERATIONS
  Net investment income                                                           $  161,099     $  180,294
  Net realized gain on option contracts written                                      105,888        104,627
  Net realized gain on investments                                                 1,011,506        595,065
  Net change in unrealized appreciation of investments and option contracts
    written                                                                          774,110        136,807
                                                                                  ----------     ----------
    Net increase in net assets resulting from operations                           2,052,603      1,016,793

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income ($.62 and $.29 per share,
  respectively)                                                                     (210,465)       (98,274)
  Distributions from realized gain on investments ($1.65 and $1.13 per share,
    respectively)                                                                   (559,937)      (381,011)

CAPITAL SHARE TRANSACTIONS
  Net Increase (decrease) in net assets derived from the change in the number
    of outstanding shares(a)                                                         403,186        (21,148)
                                                                                  ----------     ----------
    Total increase in net assets                                                   1,685,387        516,360

NET ASSETS
  Beginning of the period                                                          7,793,089      7,276,729
                                                                                  ----------     ----------
  End of the period (including undistributed net investment income of $32,654
    and $82,020, respectively)                                                    $9,478,476     $7,793,089
                                                                                  ----------     ----------
                                                                                  ----------     ----------

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.

(a) Transactions in capital shares were as follows:

                                                           1997                        1996
                                                 ------------------------     ----------------------
                                                  SHARES        AMOUNT         SHARES       AMOUNT
                                                 --------     -----------     --------     ---------
Shares sold                                        41,538     $ 1,103,685       23,141     $ 534,981
Shares issued in reinvestment of
  distributions from net investment income
  and realized gain on investments                 21,619         520,109       14,133       314,471
                                                 --------     -----------     --------     ---------
                                                   63,157       1,623,794       37,274       849,452
Shares redeemed                                   (47,215)     (1,220,608)     (37,920)     (870,600)
                                                 --------     -----------     --------     ---------
Net increase (decrease)                            15,942     $   403,186         (646)    ($ 21,148)
                                                 --------     -----------     --------     ---------
                                                 --------     -----------     --------     ---------

                                                             FOR THE YEARS ENDED AUGUST 31,
For a share outstanding         -----------------------------------------------------------------------------------------
  throughout each period         1997      1996      1995     1994     1993     1992     1991     1990     1989     1988
                                -------   -------   ------   ------   ------   ------   ------   ------   ------   ------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period                        $ 23.09   $ 21.52   $19.64   $20.24   $19.71   $20.09   $18.23   $23.49   $20.37   $30.97
                                -------   -------   ------   ------   ------   ------   ------   ------   ------   ------
Income from investment
  operations --
  Net investment income            0.47      0.53     0.68     0.63     0.54     0.71     0.64     0.75     0.67     0.46
  Net realized and unrealized
    gain (loss) on investments     5.52      2.46     2.67     0.51     1.39     0.31     2.88    (3.78)    4.37    (5.95)
                                -------   -------   ------   ------   ------   ------   ------   ------   ------   ------
    Total from investment
      operations                   5.99      2.99     3.35     1.14     1.93     1.02     3.52    (3.03)    5.04    (5.49)
                                -------   -------   ------   ------   ------   ------   ------   ------   ------   ------
Less distributions --
  Distributions from net
    investment income              0.62      0.29     0.78     0.64     0.45     0.66     0.71     0.82     0.75     0.43
  Distributions from realized
    gains on investments           1.65      1.13     0.44     1.10     0.95     0.74     0.95     1.41     1.17     4.68
  Distributions in excess of
    realized gains on
    investments                      --        --     0.25       --       --       --       --       --       --       --
                                -------   -------   ------   ------   ------   ------   ------   ------   ------   ------
    Total distributions            2.27      1.42     1.47     1.74     1.40     1.40     1.66     2.23     1.92     5.11
                                -------   -------   ------   ------   ------   ------   ------   ------   ------   ------
Net asset value, end of period  $ 26.81   $ 23.09   $21.52   $19.64   $20.24   $19.71   $20.09   $18.23   $23.49   $20.37
                                -------   -------   ------   ------   ------   ------   ------   ------   ------   ------
                                -------   -------   ------   ------   ------   ------   ------   ------   ------   ------
TOTAL RETURN*                     27.44%    14.31%   18.05%    5.92%   10.23%    5.29%   21.09%  (13.87)%  26.29%  (16.84)%
AVERAGE COMMISSION RATE
  PER SHARE                     $0.4073   $0.4008       --       --       --       --       --       --       --       --

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)                    $ 9,478   $ 7,793   $7,277   $6,918   $6,718   $6,745   $6,525   $6,202   $6,796   $5,523
Ratio to average net assets --
  Expenses                         1.16%     1.30%    1.39%    1.33%    1.17%    1.34%    1.33%    1.20%    1.54%    1.66%
  Net investment income            1.88%     2.35%    3.42%    3.29%    2.69%    2.73%    3.46%    3.69%    3.07%    3.94%
Portfolio turnover rate              86%      119%      64%      67%      76%      54%      56%      76%      88%      45%

*Calculated without deduction of sales load.

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES
    Old Dominion Investors' Trust, Inc. (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The primary investment objective of the Trust is to seek income with long-term growth of capital being a secondary objective. There can be no assurance that the Trust's objective will be achieved. The Trust's assets are invested in marketable securities whose prices fluctuate. Therefore, the value of the outstanding shares of the Trust are not fixed, but vary with the daily changes in market value of those securities held in the Trust's portfolio.

    The following is a summary of the significant accounting policies followed by the Trust:
    A. SECURITY VALUATION. Portfolio securities which are traded on an exchange are valued at the last reported sale price on the date of valuation. If there is no reported sale then the valuation is based upon the mean between the bid and ask prices. Securities for which reliable quotations are not readily available are valued at fair market value as determined in good faith by the Trust's Board of Directors. Short-term investments are valued at cost which when combined with accrued interest equals fair market value.
    B. FEDERAL INCOME TAXES The Trust intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
    C. SECURITY TRANSACTIONS AND DIVIDENDS As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.
    D. OPTION ACCOUNTING PRINCIPLES When the Trust sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuations discussed above. When an offsetting option is purchased (closing transaction) or the option contract expires, the Trust realizes a gain or loss and the liability related to such option contract is eliminated. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.
    E. USE OF ESTIMATES In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- INVESTMENTS
    During the year ended August 31, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term notes, was $6,688,643 and $7,959,533, respectively.

NOTE 3 -- OPTIONS WRITTEN
    A summary of option contracts written by the Trust during the year is as follows:

                                                     CALLS                     PUTS
                                             ---------------------     ---------------------
                                             NUMBER OF     OPTION      NUMBER OF     OPTION
                                              OPTIONS     PREMIUMS      OPTIONS     PREMIUMS
                                             ---------    --------     ---------    --------
Options outstanding at beginning of year      $   541     $57,338        $  --      $    --
Options written                                 1,705     206,111          185       40,816
Options expired                                  (953)    (99,113 )        (42)      (6,775 )
Options exercised                                (754)    (91,924 )        (14)      (2,002 )
                                             ---------    --------     ---------    --------
Options outstanding at end of year            $   539     $72,412        $ 129      $32,039
                                             ---------    --------     ---------    --------
                                             ---------    --------     ---------    --------

    As of August 31, 1997, portfolio securities valued at $3,514,550 were subject to covered call options written by the Trust.

NOTE 4 -- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES Investors Security Company, Inc. ("Investors Security") provides the Trust with investment management and advisory services pursuant to an investment advisory agreement and contract. Investors Security furnished all investment advice, office space and salaries of personnel needed by the Trust. Additionally, Investors Security has agreed to act as the Trust's registrar and transfer agent and to bear all related costs associated with the registration and transfer of the Trust's shares. As compensation for its services, the Manager is paid a monthly fee which is equal to an annual rate of .50% of the Trust's average net assets.

    The Trust has adopted a Plan pursuant to Rule 12B-1 under the 1940 Act (the "Plan"), whereby it may pay up to .25% of average daily net assets to its principal underwriter, Investors' Security Company, Inc. ("ISC"), for expenses incurred in the distribution of the Trust's shares. Pursuant to this Plan, ISC is entitled to reimbursement for payments to securities dealers providing shareholder services. Distribution expenses incurred by ISC were $7,966 for the year ended August 31, 1997.

    Investors Security is a registered securities broker/dealer and serves as the Trust's principal underwriter. During the year ended August 31, 1997, Investors Security received $66 in underwriter's concessions and $28,313 in commissions as a retail dealer in the Trust's shares. Investors Security also received $93,861 in brokerage commissions on the execution of certain of the Trust's portfolio transactions.

    Certain officers and directors of the Trust are also officers and/or directors of Investors Security.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of Old Dominion Investors' Trust, Inc.
Suffolk, Virginia

     We have audited the accompanying statement of assets and liabilities of Old Dominion Investors' Trust, Inc., including the portfolio of investments and schedule of option contracts written, as of August 31, 1997, the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of Old Dominion Investors' Trust, Inc. for the year ended August 31, 1996 and the financial highlights for each of the nine years in the period ended August 31, 1996 were audited by other auditors whose reports dated September 26, 1996 and November 15, 1988, expressed unqualified opinions on the statement of changes in net assets and financial highlights.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Dominion Investors' Trust, Inc. as of August 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with generally accepted accounting principles.

                                          BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
September 17, 1997

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